DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-term debt as of the presented periods was comprised of the following:

(in thousands)					December 31,
Description	Issued	Maturity	Interest Rate	Interest Payable	2021	2020
Pre-Combination Notes	November 2021	November 2026	9.25%	Quarterly	30,289	—
Senior Secured Notes due 2026	March 2021	April 2026	11.00%	Quarterly	94,686	—
Convertible Notes due 2028	July and August 2018	July 2028	3.05%	6/30 and 12/31	—	36,654
PPP Loan	May 2020	May 2022	1.00%	Monthly	—	2,537
Finance leases	N/A	N/A	N/A	N/A	53	49
Unamortized deferred issuance costs					(761)	(2,208)
Unamortized discount on debt					(9,119)	—

Total debt					115,148	37,032

Current portion of long-term debt					14	1,403

Long-term debt					$115,134	$35,629